INVESTMENTS IN COMPANIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN COMPANIES AND ASSOCIATES [Abstract]
Schedule of investment
	December 31,
	2013	2014

Invested in equity	$4,025	$4,025
Accumulated net loss	(286)	(472)

Total investment	$3,739	$3,553